INCOME TAXES - Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Domestic Tax Authority
Tax Credit Carryforwards
Tax credit carryforward	$ 410,000
Foreign Tax Authority
Tax Credit Carryforwards
Tax credit carryforward	$ 58,000